Accrued Expenses and Other Current Liabilities - Schedule of Accrued Expenses and Other Current Liabilities (Detail) - USD ($) $ in Thousands	Sep. 30, 2016	Sep. 30, 2015
Payables and Accruals [Abstract]
Project-related provisions	$ 208,357	$ 201,719
Taxes payable	38,430	68,448
Dividends payable	28,693	25,697
Derivative instruments	4,407	17,779
Other	331,818	295,184
Total accrued expenses and other current liabilities	$ 611,705	$ 608,827